Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Other investments
FVPL	$ 118	$ 16	$ 873
FVOCI	1,108	1,168	1,339
Moderna Therapeutics Inc.
Other investments
Consideration received	1,381
Level 1
Other investments
FVPL	118	16	873
FVOCI	891	1,064	1,112
Level 3
Other investments
FVOCI	$ 217	$ 104	$ 227